Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 15, 2022
Disclosure of transactions between related parties [line items]
Key Management Remuneration	$ 3,572,602	$ 1,148,206	$ 259,035	$ 116,481
Director Professional fees			121,467	121,970
Short term accommodation expense		69,521	45,482	26,264
Payable to related parties, compensation	679,617	9,601,708
Loans and Borrowings		6,716,190			$ 6,582,980
Payable remuneration		34,611	102,785
Payable to related parties		9,601,708	9,225,650
Lease liability	$ 330,821	$ 2,418,706	2,882,152
Interest rate	3.00%	1.00%
Executive Chairman, L. M. Mojela
Disclosure of transactions between related parties [line items]
Short term accommodation expense		$ 69,521	45,482	$ 26,264
Loans and Borrowings		432,201	1,552,487
Mophuthi Trust
Disclosure of transactions between related parties [line items]
Lease liability		2,418,706	2,882,152
Halo Collective, Inc
Disclosure of transactions between related parties [line items]
Loans and Borrowings		$ 6,716,190	$ 4,688,226
Interest rate		1.00%